Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014
Deferred Tax Asset:
Net Operating Loss	$10,338,000	$7,919,000
Other	359,000	1,150,000
Total Deferred Tax Asset	10,697,000	9,069,000
Less Valuation Allowance	10,697,000	9,069,000
Net Deferred Income Taxes	$—	$—